Post-employment benefits	3 Months Ended
Jan. 31, 2025
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Post-employment benefits
Note 10. Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

$ millions, for the three months ended	2025 Jan. 31	2024 Oct. 31	2024 Jan. 31	2025 Jan. 31	2024 Oct. 31	2024 Jan. 31
	Pension plans			Other post-employment plans
Current service cost	$57	$48	$48	$1	$2	$1
Net interest (income) expense	(20)	(16)	(16)	5	6	6
Interest expense on effect of asset ceiling	1	–	–	–	–	–
Plan administration costs	2	2	2	–	–	–
Net defined benefit plan expense (income) recognized in net income	$40	$34	$34	$6	$8	$7
Defined contribution plan expe
ns
e

$ millions, for the three months ended	2025 Jan. 31	2024 Oct. 31	2024 Jan. 31
Defined contribution pension plans	$20	$17	$22
Government pension plans (1)	56	50	43
Total defined contribution plan expense	$76	$67	$65
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2025 Jan. 31	2024 Oct. 31	2024 Jan. 31	2025 Jan. 31	2024 Oct. 31	2024 Jan. 31
	Pension plans			Other post-employment plans
Net actuarial gains (losses) on defined benefit obligations	$(166)	$(5)	$(699)	$(7)	$38	$(35)
Net actuarial gains (losses) on plan assets	199	166	626	–	–	–
Changes in asset ceiling excluding interest income	1	(28)	(1)	–	–	–
Net remeasurement gains (losses) recognized in OCI	$34	$133	$(74)	$(7)	$38	$(35)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.